Fair Value Measurements (Details) - EBP 012 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	$ 1,914,699,122	$ 1,745,354,743
Notice period for NAV-based assets	1 day
Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	$ 4,707,943	10,789,426
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	34,302,460	37,728,477
Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	1,812,617,198	1,644,394,527
Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	63,071,521	52,442,313
Fair Value Measurement Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	102,081,924	100,960,216
Fair Value Measurement Level 1 | Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	4,707,943	10,789,426
Fair Value Measurement Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	34,302,460	37,728,477
Fair Value Measurement Level 1 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	63,071,521	52,442,313
NAV-based Assets
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	1,812,617,198	1,644,394,527
NAV-based Assets | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments measured at fair value	$ 1,812,617,198	$ 1,644,394,527